UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David R. Raeuchle
Title:    Manager - Operations, Trading & Compliance
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ David R. Raeuchle     Columbus, Ohio    February 14, 2004



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: 95,971,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     3214 88821.000SH       SOLE                                  88821.000
Alberto Culver                 COM              013068101     2261 35849.000SH       SOLE                                  35849.000
Amarillo Biosciences           COM              02301P106        4 10000.000SH       SOLE                                  10000.000
Amazon.com Inc                 COM              023135106     1928 36636.000SH       SOLE                                  36636.000
Ambac Financial                COM              023139108     2091 30137.000SH       SOLE                                  30137.000
American Express               COM              025816109     2230 46233.000SH       SOLE                                  46233.000
Apollo Group, Inc.             COM              037604105     1588 23415.000SH       SOLE                                  23415.000
Bank One                       COM              06423A103     2257 49502.000SH       SOLE                                  49502.000
Beckman Coulter                COM              075811110     2403 47282.000SH       SOLE                                  47282.000
Best Buy                       COM              784117103     1606 30735.000SH       SOLE                                  30735.000
Biomet                         COM              090613100     2331 64366.000SH       SOLE                                  64366.000
CVS Corp                       COM              126650100     2030 56209.000SH       SOLE                                  56209.000
Chicos FAS, Inc.               COM              168615102     1368 37035.000SH       SOLE                                  37035.000
Cisco Systems                  COM              17275R102     2908 120011.000SH      SOLE                                 120011.000
Citigroup                      COM              172967101     1567 32286.000SH       SOLE                                  32286.000
Corning, Inc.                  COM              219350105      220 21134.000SH       SOLE                                  21134.000
DENTSPLY Int'l                 COM              249030107     1999 44246.000SH       SOLE                                  44246.000
Danaher Corp.                  COM              235851102     1582 17243.000SH       SOLE                                  17243.000
EMC Corp                       COM              268648102     2299 177930.000SH      SOLE                                 177930.000
Ecolab, Inc.                   COM              278865100     1719 62792.000SH       SOLE                                  62792.000
Family Dollar                  COM              307000109     2060 57407.000SH       SOLE                                  57407.000
Fastenal                       COM              311900104     3509 70540.000SH       SOLE                                  70540.000
Federal Express                COM              31428X106     2022 29956.000SH       SOLE                                  29956.000
General Electric               COM              369604103      326 10539.000SH       SOLE                                  10539.000
Guidant                        COM              401698105     1846 30665.000SH       SOLE                                  30665.000
Huntington Bncshrs             COM              446150104     2315 102895.000SH      SOLE                                 102895.000
IBM                            COM              459200101      308 3320.000 SH       SOLE                                   3320.000
Intel                          COM              485140100     3098 96649.000SH       SOLE                                  96649.000
Lexmark Int'l Gp A             COM              529771107     1857 23616.000SH       SOLE                                  23616.000
Liz Claiborne                  COM              539320101     1715 48359.000SH       SOLE                                  48359.000
Lowe's Companies               COM              548661107     2681 48402.000SH       SOLE                                  48402.000
Lucent                         COM              549463107      110 38722.000SH       SOLE                                  38722.000
McCormick & Co.                COM              579780206     1519 50471.000SH       SOLE                                  50471.000
Microsoft                      COM              594918104      682 24900.000SH       SOLE                                  24900.000
Newmont Mining                 COM              651639106     1569 32276.000SH       SOLE                                  32276.000
Nortel Networks                COM              656568102      894 211360.000SH      SOLE                                 211360.000
Oracle Systems                 COM              68389x105     1428 107973.000SH      SOLE                                 107973.000
Park Natl Corp                 COM              700658107      975 8616.000 SH       SOLE                                   8616.000
Patterson Dental               COM              703412106     3099 48436.000SH       SOLE                                  48436.000
Paychex                        COM              704326107     3077 82712.000SH       SOLE                                  82712.000
QUALCOMM                       COM              747525103     2309 42806.000SH       SOLE                                  42806.000
Red Hat Inc                    COM              756577102      419 22311.000SH       SOLE                                  22311.000
SouthTrust Corp.               COM              844730101     2256 68910.000SH       SOLE                                  68910.000
Starbucks Corp                 COM              855244109     1815 54740.000SH       SOLE                                  54740.000
Stryker Corp                   COM              863667101     2982 35074.000SH       SOLE                                  35074.000
Sysco Corp                     COM              871829107     1456 39100.000SH       SOLE                                  39100.000
Unionbancal Corp.              COM              908906100     1444 25093.000SH       SOLE                                  25093.000
United Tech                    COM              913017109     2501 26387.000SH       SOLE                                  26387.000
Wachovia                       COM              929903102     2288 49107.000SH       SOLE                                  49107.000
Washington Mutual              COM              939322103     1743 43446.000SH       SOLE                                  43446.000
Yahoo! Inc.                    COM              984332106     2086 46317.000SH       SOLE                                  46317.000
eBay, Inc.                     COM              278642103     1978 30618.000SH       SOLE                                  30618.000